Schedule of Investments (unaudited)	iShares® Emerging Markets Infrastructure ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 18.4%
CCR SA	325,017	$666,959
Centrais Eletricas Brasileiras SA, ADR	230,534	1,828,135
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	61,866	659,492
Ultrapar Participacoes SA, ADR	347,765	841,591
		3,996,177
China — 41.8%
Beijing Capital International Airport Co. Ltd., Class H(a)	484,000	353,116
CGN Power Co. Ltd., Class H(b)	2,016,000	478,780
China Gas Holdings Ltd.	539,200	781,442
China Longyuan Power Group Corp. Ltd., Class H	603,000	733,000
China Merchants Port Holdings Co. Ltd.	390,000	569,395
China Oilfield Services Ltd., Class H	866,000	1,052,578
China Power International Development Ltd.	903,000	380,241
China Resources Gas Group Ltd.	162,500	606,215
China Resources Power Holdings Co. Ltd.	320,000	652,062
China Suntien Green Energy Corp. Ltd., Class H	882,000	366,488
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(a)	630,000	481,524
COSCO SHIPPING Ports Ltd.(c)	504,000	399,971
Guangdong Investment Ltd.	514,000	524,820
Jiangsu Expressway Co. Ltd., Class H	362,000	329,529
Kunlun Energy Co. Ltd.	730,000	518,996
Shenzhen Expressway Co. Ltd., Class H	182,000	156,590
Shenzhen International Holdings Ltd.	399,499	391,047
Zhejiang Expressway Co. Ltd., Class H	404,000	310,648
		9,086,442
Mexico — 15.8%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	9,957	615,741
Grupo Aeroportuario del Pacifico SAB de CV, ADR	10,618	1,526,974
Grupo Aeroportuario del Sureste SAB de CV, ADR	5,509	1,283,542
		3,426,257
Qatar — 6.0%
Qatar Gas Transport Co. Ltd.	1,300,795	1,302,936

South Korea — 4.2%
Korea Electric Power Corp., ADR(a)(c)	92,937	802,976
SK Gas Ltd.	1,218	111,760
		914,736
Thailand — 10.8%
Airports of Thailand PCL, NVDR(a)	1,084,000	2,346,292

Total Common Stocks — 97.0%
(Cost: $19,424,325)		21,072,840

Security	Shares	Value

Preferred Stocks

Brazil — 2.5%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	265,277	$538,512

Russia — 0.0%
Transneft PJSC, Preference Shares, NVS(d)	640	—

Total Preferred Stocks — 2.5%
(Cost: $1,925,495)		538,512
Total Long-Term Investments — 99.5%
(Cost: $21,349,820)		21,611,352

Short-Term Securities

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(e)(f)(g)	641,432	641,624
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(e)(f)	30,000	30,000

Total Short-Term Securities — 3.1%
(Cost: $671,273)		671,624

Total Investments — 102.6%
(Cost: $22,021,093)		22,282,976

Liabilities in Excess of Other Assets — (2.6)%		(564,340)

Net Assets — 100.0%		$21,718,636

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Infrastructure ETF
December 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,224,889	$—	$(583,735	)(a)	$(398)	$868	$641,624	641,432	$14,778	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—	—		—	—	30,000	30,000	606		—
					$(398)	$868	$671,624		$15,384		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	03/17/23	$48	$(1,222)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Infrastructure ETF
December 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,558,451	$13,514,389	$—	$21,072,840
Preferred Stocks	538,512	—	—	538,512
Money Market Funds	671,624	—	—	671,624
	$8,768,587	$13,514,389	$—	$22,282,976
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,222)	$—	$—	$(1,222)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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